Approval of the annual report	12 Months Ended
Dec. 31, 2019
Approval of the annual report
Approval of the annual report	Note 31 - Approval of the annual report The Annual Report has been approved by the Board of Directors and Executive Management and authorized for issue on March 12, 2020.